Premises and equipment (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and equipment disclosures
Estimated useful lives for leasehold and bank building improvements	10 years 0 months 0 days	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days
Buildings and improvements	2,415	2,429
Land	491	501
Leasehold improvements	2,043	2,174
Software	5,740	5,324
Equipment	2,370	3,160
Premises and equipment	13,059	13,588
Accumulated depreciation	(7,968)	(7,970)
Total premises and equipment, net	5,091	5,618
Depreciation and impairment
Depreciation	1,236	1,229	1,078
Impairment	65	17	87
Decrease in depreciation expense			64
Decrease in depreciation expense, after tax			56
Bank
Premises and equipment disclosures
Estimated useful lives for leasehold and bank building improvements	10 years 0 months 0 days	10 years 0 months 0 days	10 years 0 months 0 days	5 years 0 months 0 days
Buildings and improvements	2,201	2,210
Land	466	476
Leasehold improvements	2,031	2,159
Software	5,734	5,323
Equipment	2,288	3,080
Premises and equipment	12,720	13,248
Accumulated depreciation	(7,825)	(7,832)
Total premises and equipment, net	4,895	5,416
Depreciation and impairment
Depreciation	1,227	1,218	1,067
Impairment	65	17	84
Decrease in depreciation expense			57
Decrease in depreciation expense, after tax			50